14. INCOME TAX: Schedule of components of deferred income tax assets (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax assets
Non-capital loss carryforwards	$ 2,476,000	$ 2,196,000
Allowable capital losses	45,000	45,000
Share issue costs	11,000	18,000
Deferred tax assets	2,532,000	2,259,000
Valuation allowance	(2,532,000)	(2,259,000)
Net deferred income tax assets	$ 0	$ 0